Subsequent Events - Additional Information (Detail) $ / shares in Units, £ in Millions				1 Months Ended	12 Months Ended
	Mar. 14, 2025 USD ($)	Mar. 07, 2025 USD ($)	Jan. 16, 2025 USD ($) $ / shares	Jul. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Mar. 03, 2025 USD ($)	Mar. 03, 2025 GBP (£)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Credit Agreement [Member]
Subsequent Event [Line Items]
Line of credit, maximum amount					$ 0								$ 0
Letter of Credit [Member] | Credit Agreement [Member]
Subsequent Event [Line Items]
Line of credit, maximum amount								$ 57,800,000	£ 46.0	$ 26,900,000	£ 21.4
Senior Secured Revolving Credit Facility [Member] | Credit Agreement [Member]
Subsequent Event [Line Items]
Line of credit, maximum amount				$ 120,000,000								$ 90,000,000
Debt instrument, maturity date					Apr. 29, 2029
Additional credit amount				$ 30,000,000
Subsequent Event [Member] | Letter of Credit [Member] | Credit Agreement [Member]
Subsequent Event [Line Items]
Line of credit, maximum amount						$ 116,900,000	£ 92.0
Subsequent Event [Member] | Senior Secured Revolving Credit Facility [Member] | Credit Agreement [Member]
Subsequent Event [Line Items]
Line of credit, maximum amount	$ 180,000,000
Additional credit amount	$ 30,000,000	$ 30,000,000
Subsequent Event [Member] | Public Offering
Subsequent Event [Line Items]
Issuance of shares			$ 17,647,059
Common stock par or stated value per share | $ / shares			$ 8.5
Net proceeds, after deducting the underwriting commissions and estimated offering expenses			$ 144,000,000